ACQUISITION OF COMPANIES AND CORPORATE REORGANIZATION PROCESSES (Tables)	12 Months Ended
Dec. 31, 2018
Merger Information
Schedule of capital stock outstanding

Consequently, the capital stock of Telecom Argentina as of December 31, 2018 is now composed as follows:

Class of Shares	Outstanding Shares	Treasury Stock	Total Capital Stock
Class “A”	683,856,600	—	683,856,600
Class “B”	627,953,887	15,221,373	643,175,260
Class “C”	210,866	—	210,866
Class “D”	841,666,658	—	841,666,658
Total	2,153,688,011	15,221,373	2,168,909,384

Schedule of identifiable assets acquired and liabilities assumed

Total consolidated
identified assets
net in current
currency
ASSETS
Cash and cash equivalents	4,180
Trade receivables	12,013
Other current assets	10,044
Total current assets	26,237
Deferred income tax assets	3
Investments	3,927
Goodwill	88,072
Property, plant and equipment	92,637
Intangible assets	59,329
Other Non-current assets	636
Total non-current assets	244,604
TOTAL ASSETS	270,841
LIABILITIES
Total current liabilities	32,470
Deferred income tax liabilities	24,716
Other non-current liabilities	17,262
Total non-current liabilities	41,978
TOTAL LIABILITIES	74,448
Capital nominal value – Outstanding shares	954
Inflation adjustment – Outstanding shares	39,559
Capital nominal value - Treasury shares	15
Inflation adjustment – Treasury shares	152
Treasury shares acquisition cost	(1,795)
Contributed Surplus	127,343
Legal reserve	1,819
Special reserve for IFRS implementation	869
Voluntary reserve for capital investments	3,300
Reserve for future investments	22,414
Other comprehensive results	—
Equity attributable to non-controlling interest	—
Retained earnings	(195)
Equity Attribuibled to Telecom Argentina	194,435
Non-controlling interest	1,958
TOTAL EQUITY	196,393
TOTAL LIABILITIES AND EQUITY	270,841

Schedule of impact of the purchase price allocation recognized in the consolidated results

Year ended
Impact of the purchase price allocation recognized in the consolidated results	December 31, 2018
Revenues	(30)
Operating costs without depreciation and amortization	(187)
Depreciation, amortization and impairment of PP&E and Intangible assets	(11,414)
Operating loss	(11,631)
Financial results, net	35
Loss before income tax expense	(11,596)
Income tax	3,479
Net loss for the year	(8,117)
Attribuibled to controlling Company	(8,044)
Non-controlling interest	(73)